RELATED PARTY TRANSACTIONS (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 17, 2019	Sep. 06, 2017	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Management Fee
Related Party Transaction [Line Items]
Annual management fee		$ 7,500,000
Related party, expense							$ 7,500,000	$ 7,500,000	$ 7,500,000
Consulting fees
Related Party Transaction [Line Items]
Related party, expense							9,800,000	9,800,000
Due to related parties							0	0
Bain
Related Party Transaction [Line Items]
Due to related parties							$ 0			$ 0
Bain | Management Fee
Related Party Transaction [Line Items]
Annual management fee		$ 7,500,000
Related party, expense				$ 1,800,000	$ 5,600,000	$ 19,400,000
Bain | Consulting fees
Related Party Transaction [Line Items]
Related party, expense			$ 0	$ 2,900,000	$ 3,300,000	$ 2,500,000
Virox
Related Party Transaction [Line Items]
Related Party Transaction, Intellectual Property Purchased	$ 37,400,000
Gain on sale of investments								13,000,000.0
Virox | Distribution agreement
Related Party Transaction [Line Items]
Revenue recognized from related party								85,100,000
Virox | Supply agreement
Related Party Transaction [Line Items]
Inventory purchased from related party								42,400,000
Virox | Royalty agreement
Related Party Transaction [Line Items]
Royalty expense								3,300,000
Virox | Cash purchase agreement
Related Party Transaction [Line Items]
Related Party Transaction, Intellectual Property Purchased	34,200,000
Proceeds from sale of investments								$ 27,100,000
Virox | Non-exclusive license agreement
Related Party Transaction [Line Items]
Related Party Transaction, Intellectual Property Purchased	$ 3,200,000